CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net revenues	$ 254,745	$ 199,408	$ 160,017
Cost of revenues	(181,482)	(142,703)	(120,897)
Gross profit	73,263	56,705	39,120
Operating expenses
Research and development expenses	(5,349)	(5,574)	(10,737)
Sales and marketing expenses	(38,028)	(42,968)	(32,080)
General and administrative expenses	(31,648)	(20,304)	(23,757)
Total operating expenses	(75,025)	(68,846)	(66,574)
Operating loss	(1,762)	(12,141)	(27,454)
Interest income	1,297	537	421
Interest expense	(2,650)	(1,915)	(773)
Other gains, net	5,852	2,992	687
Fair value losses on derivative liabilities	(11,466)
Fair value (losses)/gains on convertible notes	(4,433)	133	(4,837)
Loss before income tax expense	(13,162)	(10,394)	(31,956)
Share of loss from an equity investee	(111)	(408)
Income tax expense	(1,633)	(47)	(655)
Net loss	(14,906)	(10,849)	(32,611)
Net loss attributable to non-controlling interests	2,288	1,246	202
Net loss attributable to iClick Interactive Asia Group Limited’s ordinary shareholders	(12,618)	(9,603)	(32,409)
Other comprehensive (loss)/income:
Foreign currency translation adjustment, net of US$nil tax	5,274	(1,700)	(2,547)
Comprehensive loss	(9,632)	(12,549)	(35,158)
Comprehensive loss attributable to non-controlling interests	2,015	1,334	202
Comprehensive loss attributable to iClick Interactive Asia Group Limited	$ (7,617)	$ (11,215)	$ (34,956)
Net loss per share attributable to iClick Interactive Asia Group Limited
- Basic	$ (0.32)	$ (0.34)	$ (1.23)
- Diluted	$ (0.32)	$ (0.34)	$ (1.23)
Weighted average number of ordinary shares used in per share calculation:
- Basic	39,368,436	28,583,548	26,452,409
- Diluted	39,368,436	28,583,548	26,452,409